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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch              New York, NY             February 12, 2009
------------------------     ------------------------  ------------------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                       ------------------

Form 13F Information Table Entry Total:                                47
                                                       ------------------

Form 13F Information Table Value Total:                          $184,901
                                                       ------------------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ---------                  -----------------


                                        Stelliam Investment Management, LP
                                            Form 13F Information Table
                                          Quarter ended December 31, 2008

                                                                                 Investment Discretion          Voting Authority
                                                                                 ---------------------          ----------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Fair Market Shares or
                                           ----------- ---------
                                           Value       Principal     SH/  Put/       Shared  Shared  Other
                                           ------      ----------    ---- -----      ------- ------- -----
              Title of                     (in         Amount        PRN  Call  Sole Defined  Other  Managers   Sole    Shared  None
              --------                     ----        ------        ---  ----  ---- -------  -----  --------   ----    ------  ----
Issuer        Class         Cusip Number   thousands)
------        -----         ------------   ----------
------------------------------------------------------------------------------------------------------------------------------------
012 SMILE     ORD SHS       M98939107        $1,095       275,000    SH         X                              275,000
COMMUNICA-
TIONS LTD
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD       SHS           H0023R105        $2,646        50,000    SH         X                               50,000
------------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX    NOTE 3.500%
INC           1/15/38       00826TAG3        $3,240     8,000,000    PRN        X                            8,000,000
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP   COM           037411105        $3,354        45,000    SH         X                               45,000
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC     COM           037833100        $8,535       100,000    SH   PUT   X                              100,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED
MATLS INC     COM           038222105        $2,786       275,000    SH         X                              275,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC      COM           00206R102        $8,550       300,000    SH         X                              300,000
------------------------------------------------------------------------------------------------------------------------------------
C H ROBINSON
WORLDWIDE
INC           COM NEW       12541W209        $2,752        50,000    SH   PUT   X                               50,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC COM           17275R102        $4,075       250,000    SH         X                              250,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA
ENTERPRISES
INC           COM           191219104        $5,414       450,000    SH         X                              450,000
------------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE
INC           COM           203372107        $3,885       250,000    SH         X                              250,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILL
IPS           COM           20825C104        $2,590        50,000    SH         X                               50,000
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILL
IPS           COM           20825C104        $7,770       150,000    SH   CALL  X                              150,000
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL
AIRLS INC     CL B          210795308        $2,935       162,500    SH         X                              162,500
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR
LINES INC DEL COM NEW       247361702        $3,438       300,000    SH         X                              300,000
------------------------------------------------------------------------------------------------------------------------------------
DEVON
ENERGY CORP
NEW           COM           25179M103        $2,957        45,000    SH         X                               45,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY
CORP NEW      COM           29364G103        $2,910        35,000    SH         X                               35,000
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC   COM           26875P101        $2,330        35,000    SH         X                               35,000
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET    NOTE 11.250%
HOLDINGS INC  8/1/23        30218UAB4        $4,039     6,000,000    PRN        X                            6,000,000
------------------------------------------------------------------------------------------------------------------------------------

                                        Stelliam Investment Management, LP
                                            Form 13F Information Table
                                          Quarter ended December 31, 2008

                                                                                 Investment Discretion          Voting Authority
                                                                                 ---------------------          ----------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Fair Market Shares or
                                           ----------- ---------
                                           Value       Principal     SH/  Put/       Shared  Shared  Other
                                           ------      ----------    ---- -----      ------- ------- -----
              Title of                     (in         Amount        PRN  Call  Sole Defined  Other  Managers   Sole    Shared  None
              --------                     ----        ------        ---  ----  ---- -------  -----  --------   ----    ------  ----
Issuer        Class         Cusip Number   thousands)
------        -----         ------------   ----------
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET
HOLDINGS INC  COM NEW       30218U306        $2,742     1,612,700    SH         X                            1,612,700
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN
SACHS GROUP
INC           COM           38141G104        $2,954        35,000    SH         X                               35,000
------------------------------------------------------------------------------------------------------------------------------------
HORMEL
FOODS CORP    COM           440452100        $7,770       250,000    SH         X                              250,000
------------------------------------------------------------------------------------------------------------------------------------
              NOTE 3.500%
INCYTE CORP   2/15/11       45337CAF9        $3,203     6,000,000    PRN        X                            6,000,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN &
CHASE & CO    COM           46625H100        $4,099       130,000    SH         X                              130,000
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC     COM           55616P104        $2,329       225,000    SH         X                              225,000
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC   COM           583916101        $4,455       798,300    SH         X                              798,300
------------------------------------------------------------------------------------------------------------------------------------
              NOTE 2.250%
MEDAREX INC   5/15/11       583916AG6        $9,450    14,000,000    PRN        X                           14,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT
CORP          COM           594918104        $6,318       325,000    SH         X                              325,000
------------------------------------------------------------------------------------------------------------------------------------
NOVARTIS A G  SPONSORED ADR 66987V109        $4,976       100,000    SH         X                              100,000
------------------------------------------------------------------------------------------------------------------------------------
OSCIENT
PHARMACEU-    NOTE 3.500%
TICALS CORP   4/15/11       68812RAC9          $475     7,570,000    PRN        X                            7,570,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES
UNITED
FINANCIAL
INC           COM           712704105        $3,120       175,000    SH         X                              175,000
------------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS
CO            COM           775371107        $1,236        20,000    SH         X                               20,000
------------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS
CO            COM           775371107        $6,148        99,500    SH   CALL  X                               99,500
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP  COM           80004C101        $4,320       450,000    SH         X                              450,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP  COM           80004C101        $3,360       350,000    SH   CALL  X                              350,000
------------------------------------------------------------------------------------------------------------------------------------
              NOTE 1.000%
SANDISK CORP  5/15/13       80004CAC5        $6,188    15,000,000    PRN        X                           15,000,000
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE
CORP          COM           803111103        $4,161       425,000    SH         X                              425,000
------------------------------------------------------------------------------------------------------------------------------------

                                        Stelliam Investment Management, LP
                                            Form 13F Information Table
                                          Quarter ended December 31, 2008

                                                                                 Investment Discretion          Voting Authority
                                                                                 ---------------------          ----------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Fair Market Shares or
                                           ----------- ---------
                                           Value       Principal     SH/  Put/       Shared  Shared  Other
                                           ------      ----------    ---- -----      ------- ------- -----
              Title of                     (in         Amount        PRN  Call  Sole Defined  Other  Managers   Sole    Shared  None
              --------                     ----        ------        ---  ----  ---- -------  -----  --------   ----    ------  ----
Issuer        Class         Cusip Number   thousands)
------        -----         ------------   ----------
------------------------------------------------------------------------------------------------------------------------------------
SCHERING
PLOUGH CORP   COM           806605101        $3,406       200,000    SH         X                              200,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD    NOTE 4.000%
FOODS INC     6/30/13       832248AR9        $4,635     6,000,000    PRN        X                            6,000,000
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST
AIRLS CO      COM           844741108        $2,586       300,000    SH   CALL  X                              300,000
------------------------------------------------------------------------------------------------------------------------------------
TOLL
BROTHERS INC  COM           889478103        $3,215       150,000    SH         X                              150,000
------------------------------------------------------------------------------------------------------------------------------------
              NOTE 4.500%
UAL CORP      6/30/21       902549AH7          $996     2,000,000    PRN        X                            2,000,000
------------------------------------------------------------------------------------------------------------------------------------
UAL CORP      DBCV 5.000%
              2/01/21       902549AE4        $3,960     8,000,000    PRN        X                            8,000,000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO
& CO NEW      COM           949746101        $2,211        75,000    SH         X                               75,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN
REFNG INC     COM           959319104        $5,820       750,000    SH         X                              750,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN
REFNG INC     COM           959319104        $1,940       250,000    SH   CALL  X                              250,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY
INC           COM           98385X106        $3,527       100,000    SH         X                              100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market                          $184,901
Value
(in thousands)